RISK MANAGEMENT - Loss allowance related with CRDS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Disclosure of financial assets [line items]
Percentage of loan portfolio in foreign currency	40.60%
Maximum exposure to credit risk	$ 24,432.0	$ 327,251,500	$ 280,166,274
Taca International Airlines
Disclosure of financial assets [line items]
Percentage of exposure	45.40%	45.40%
Maximum exposure to credit risk		$ 521,991
Empresa de Transporte Integrado de Bogota
Disclosure of financial assets [line items]
Percentage of exposure	17.40%	17.40%
Maximum exposure to credit risk		$ 228,183
Concesionaria Ruta del Sol charged-off
Disclosure of financial assets [line items]
Maximum exposure to credit risk		$ 823,831